Interim Condensed Consolidated Statement of Cash Flow (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net loss	$ (34,520)	$ (14,216)
Adjustments:
Depreciation and amortization	348	4,871
Share-based compensation	1,990	1,893
Amortization of right of use assets	2
Disposition of NCI		6,240
Fair value loss on digital assets	27,376
Allowance for credit losses - accounts receivable	924
Allowance for credit losses - other receivable	1,644
Gain on settlement of inventory purchase agreement	(5,843)
Operating cash flows before movements in working capital	(8,079)	(1,212)
Changes in working capital:
Inventory	6,181	1,233
Accounts receivable	(555)	(780)
Trading financial assets	999
Other receivables	222,842	(250,915)
Amount due from related parties	(935)	(16)
Accrued liabilities	9,388	6,916
Accounts payable	(7,303)	813
Tax payable	(1)	(55)
Other payables	1,187	3,650
Net cash (used in)/generated from operating activities	223,724	(240,366)
Cash flows from financing activities:
Repayment of principle portion of lease liabilities	(2)
Proceeds from share issuance, net of issuance costs		6,817
Net cash generated from/(used in) financing activities	(2)	6,817
Net (decrease)/increase on cash and cash equivalents	223,722	(233,549)
Cash and cash equivalents at beginning of the period	3,232	237,484
Effect of exchange rates on cash and cash equivalents	4,941	228
Cash and cash equivalents at end of the period	231,895	4,163
Supplemental cash flow information
Cash paid for income tax	$ 6	$ 3